Segments of Operations	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business sells traditional fixed and indexed annuities in the retail, financial institutions, broker-dealer and registered investment advisor markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2019	2018	2017
Assets
Annuity	$45,217	$40,115	$37,392
Run-off life	676	686	728
Total assets	$45,893	$40,801	$38,120

Revenues
Annuity:
Net investment income	$1,792	$1,638	$1,458
Other income	108	108	106
Total annuity	1,900	1,746	1,564
Run-off life	49	50	47
Total revenues before realized gains (losses)	1,949	1,796	1,611
Realized gains (losses) on securities	132	(105)	(13)
Total revenues	$2,081	$1,691	$1,598

Earnings Before Income Taxes
Annuity	$363	$363	$385
Run-off life	2	(2)	9
Total earnings before realized gains (losses) and income taxes	365	361	394
Realized gains (losses) on securities	132	(105)	(13)
Total earnings before income taxes	$497	$256	$381